Note 8 - Federal Funds Purchased and Other Borrowings (Details Textual)	Dec. 31, 2022 USD ($)
Line of Credit Facility, Remaining Borrowing Capacity	$ 158,731,000
Long-Term Debt, Maturity, Year One	26,079,000
Long-Term Debt, Maturity, Year Two	1,000,000
Long-Term Debt, Maturity, Year Three	1,000,000
Long-Term Debt, Maturity, Year Four	1,000,000
Long-Term Debt, Maturity, Year Five	1,000,000
Long-Term Debt, Maturity, Year Six	$ 1,000,000